GOVERNMENT SUBSIDIES	12 Months Ended
Dec. 31, 2014
GOVERNMENT SUBSIDIES
GOVERNMENT SUBSIDIES

18. GOVERNMENT SUBSIDIES

        For the years ended December 31, 2012, 2013 and 2014, the Group received $3,911, $5,883 and $6,246 of government subsidies, respectively, mainly including subsidies from a government authority to encourage the Group's production of specific films and to subsidize the equipment purchases of movie theaters. The total amounts recognized as government subsidies income were $3,867, $5,022, and $5,978 for the years ended December 31, 2012, 2013 and 2014, respectively, while the total amounts recognized as deductions of depreciation and amortization expenses were $2, $15 and $69 for the years ended December 31, 2012, 2013 and 2014, respectively.